Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Comprehensive Income ( (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Net revenues	$ 35,518,790	$ 45,477,926	$ 42,622,650
Net loss	(11,262,821)	(19,950,120)	(36,736,553)
VIEs
Variable Interest Entity [Line Items]
Net revenues	17,497,599	24,747,244	19,556,988
Net loss	$ (7,098,995)	$ (10,013,159)	$ (35,738,587)